Financial Assets and Liabilities, Fair Value for Financial Assets and Financial Liabilities (Details) - Fair Value [Member] - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Current assets	$ 44,847,023	$ 57,352,147
Non-current assets	218,394,348	214,401,769
Financial assets	263,241,371	271,753,916
Liabilities:
Financial liabilities	751,743,653	778,621,683
Debt [Member]
Liabilities:
Financial liabilities	521,502,538	543,332,746
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	214,108,933	213,103,228
Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	16,132,182	22,185,709
Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	42,430,014	46,683,687
Derivative Financial Instruments [Member]
Assets:
Current assets	2,417,009	10,668,460
Revalued of Assets [Member]
Assets:
Non-current assets	10,151,050	10,457,088
Pension Plan Assets [Member]
Assets:
Non-current assets	190,156,412	190,035,808
Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	18,086,886	13,908,873
Level 1 [Member]
Assets:
Current assets	42,430,014	46,683,687
Non-current assets	176,263,162	175,241,382
Financial assets	218,693,176	221,925,069
Liabilities:
Financial liabilities	645,468,833	666,340,913
Level 1 [Member] | Debt [Member]
Liabilities:
Financial liabilities	431,359,900	453,237,685
Level 1 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	214,108,933	213,103,228
Level 1 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	0	0
Level 1 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	42,430,014	46,683,687
Level 1 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	0	0
Level 1 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	0	0
Level 1 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	176,263,162	175,241,382
Level 1 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	0	0
Level 2 [Member]
Assets:
Current assets	2,417,009	10,668,460
Non-current assets	31,943,828	28,662,919
Financial assets	34,360,837	39,331,379
Liabilities:
Financial liabilities	106,274,820	112,280,770
Level 2 [Member] | Debt [Member]
Liabilities:
Financial liabilities	90,142,638	90,095,061
Level 2 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	0	0
Level 2 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	16,132,182	22,185,709
Level 2 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	0	0
Level 2 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	2,417,009	10,668,460
Level 2 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	0	0
Level 2 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	13,856,942	14,754,046
Level 2 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	18,086,886	13,908,873
Level 3 [Member]
Assets:
Current assets	0	0
Non-current assets	10,187,358	10,497,468
Financial assets	10,187,358	10,497,468
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Debt [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Derivative Financial Instruments [Member]
Liabilities:
Financial liabilities	0	0
Level 3 [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Assets:
Current assets	0	0
Level 3 [Member] | Derivative Financial Instruments [Member]
Assets:
Current assets	0	0
Level 3 [Member] | Revalued of Assets [Member]
Assets:
Non-current assets	10,151,050	10,457,088
Level 3 [Member] | Pension Plan Assets [Member]
Assets:
Non-current assets	36,308	40,380
Level 3 [Member] | Debt Instruments at Fair Value Through OCI [Member]
Assets:
Non-current assets	$ 0	$ 0